Loans - Summary by Portfolio Segment (Details) (USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010
Loan balances by portfolio segment
Total retained loans	$ 684,916	$ 695,210	$ 684,916	$ 695,210	$ 685,498
Held for sale	2,813		2,813		5,453
At fair value	2,007		2,007		1,976
Total loans	689,736		689,736		692,927
Loan purchases and sales, and reclassifications from retained loans to loans held-for-sale excludes loans recorded at fair value
Purchases	1,886		4,001
Sales	1,206		2,340
Retained loans reclassified to held-for-sale	123		2,212
Loan sales by portfolio segment [Abstract]
Net gains/(losses) on sales of loans (including lower of cost or fair value adjustments)	104	149	170	258
Wholesale
Loan balances by portfolio segment
Total retained loans	244,224		244,224		222,510
Held for sale	2,592		2,592		3,147
At fair value	2,007		2,007		1,976
Total loans	248,823		248,823		227,633
Loan purchases and sales, and reclassifications from retained loans to loans held-for-sale excludes loans recorded at fair value
Purchases	218		341
Sales	805		1,682
Retained loans reclassified to held-for-sale	123		300
Loan sales by portfolio segment [Abstract]
Net gains/(losses) on sales of loans (including lower of cost or fair value adjustments)	80	51	141	130
Consumer Excluding Credit Card
Loan balances by portfolio segment
Total retained loans	315,169		315,169		327,464
Held for sale	221		221		154
At fair value	0		0		0
Total loans	315,390		315,390		327,618
Loan purchases and sales, and reclassifications from retained loans to loans held-for-sale excludes loans recorded at fair value
Purchases	1,668		3,660
Sales	401		658
Retained loans reclassified to held-for-sale	0		0
Loan sales by portfolio segment [Abstract]
Net gains/(losses) on sales of loans (including lower of cost or fair value adjustments)	28	98	53	128
Credit Card
Loan balances by portfolio segment
Total retained loans	125,523		125,523		135,524
Held for sale	0		0		2,152
At fair value	0		0		0
Total loans	125,523		125,523		137,676
Loan purchases and sales, and reclassifications from retained loans to loans held-for-sale excludes loans recorded at fair value
Purchases	0		0
Sales	0		0
Retained loans reclassified to held-for-sale	0		1,912
Loan sales by portfolio segment [Abstract]
Net gains/(losses) on sales of loans (including lower of cost or fair value adjustments)	$ (4)	$ 0	$ (24)	$ 0